RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease liabilities	¥ 6,215,825		$ 916,099	¥ 2,843,058
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	96,875	$ 13,524
Annual rental expense	1,162,500	162,288,000,000
Rights of use lease assets, net	2,481,013		365,656	696,851
Operating lease liabilities	2,708,513		$ 399,186	¥ 355,601
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,895
Lessee, Operating Lease, Period of Contract	April 1, 2026 - March 31, 2028	April 1, 2026 - March 31, 2028
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 33,250	$ 4,900
Lessee, Operating Lease, Period of Contract	January 1, 2026- Dec 31, 2028	January 1, 2026- Dec 31, 2028
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 23,625	$ 3,482
Lessee, Operating Lease, Period of Contract	January 1, 2026 - Dec 31, 2028	January 1, 2026 - Dec 31, 2028